Basis of Presentation and Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of Concentration Risk of Total Lease Rental Income	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Total Lease Rental Income	2022	2021	2022	2021
Customer A	24.9%	21.6%	24.3%	20.3%
Customer B	15.0%	11.9%	15.1%	12.0%
Customer C	10.8%	11.9%	10.8%	12.2%
Customer D	7.9%	4.4%	10.2%	4.5%